UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3455

North Carolina Capital Management Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

The North Carolina Capital Management Trust:

Government Portfolio

September 30, 2016

NCC-QTLY-1116
1.807740.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 37.2%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 37.2%
U.S. Treasury Bills
10/13/16 to 3/30/17	0.29 to 0.54%	$1,265,000,000	$1,264,057,089
U.S. Treasury Notes
10/31/16 to 3/15/17	0.30 to 0.54 (b)	596,000,000	597,970,711
TOTAL U.S. TREASURY DEBT
(Cost $1,862,027,800)			1,862,027,800

U.S. Government Agency Debt - 58.4%
Federal Agencies - 58.4%
Fannie Mae
11/15/16 to 1/11/18	0.34 to 0.63 (b)	123,000,000	122,948,981
Federal Farm Credit Bank
10/11/16 to 1/26/18	0.33 to 0.72 (b)	414,163,000	414,222,140
Federal Home Loan Bank
10/3/16 to 12/19/17	0.29 to 0.79 (b)	1,922,471,000	1,922,269,630
Freddie Mac
10/14/16 to 12/21/17	0.31 to 0.78 (b)	468,347,000	468,423,237
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,927,863,988)			2,927,863,988

U.S. Treasury Repurchase Agreement - 4.3%
	Maturity Amount	Value
In a joint trading account at 0.46% dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations) #	$111,199,305	$111,195,000
With:
Barclays Capital, Inc. at 0.47%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $10,200,412, 0.50% - 2.75%, 4/30/17 - 2/15/46)	10,000,392	10,000,000
Deutsche Bank Securities, Inc. at 0.55%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $12,240,643, 0.75%, 7/15/19)	12,000,550	12,000,000
Mizuho Securities U.S.A., Inc. at 0.53%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $13,355,044, 1.75%, 12/31/20)	13,000,574	13,000,000
RBC Capital Markets Corp. at 0.34%, dated:
8/29/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $47,235,888, 0.00% - 7.88%, 10/20/16 - 2/15/44)	46,023,026	46,000,000
9/6/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $5,131,568, 1.25% - 7.50%, 11/15/16 - 2/15/44)	5,002,928	5,000,000
9/28/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $7,142,613, 1.50% - 3.75%, 8/31/18 - 2/15/44)	7,004,099	7,000,000
RBS Securities, Inc. at 0.48%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $10,289,837, 1.38% - 4.50%, 7/31/18 - 5/15/38)	10,000,400	10,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $214,195,000)		214,195,000
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $5,004,086,788)		5,004,086,788
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,888,419
NET ASSETS - 100%		$5,006,975,207

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$111,195,000 due 10/03/16 at 0.46%
Citibank NA	$11,000,000
HSBC Securities (USA), Inc.	86,195,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,000,000
Wells Fargo Securities LLC	10,000,000
$111,195,000

Income Tax Information

At September 30, 2016 the cost for Federal Income Tax Purposes was $5,004,086,788.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

The North Carolina Capital Management Trust:

Term Portfolio

September 30, 2016

NCT-QTLY-1116
1.807741.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.6%
Federal Home Loan Bank 0.531% 3/17/17 (a)
(Cost $9,999,766)	10,000,000	10,005,270

Commercial Paper - 99.8%
ABN AMRO Funding U.S.A. LLC:
0.79% 10/27/16	$10,000,000	$9,996,528
0.8% 11/3/16	10,000,000	9,995,514
0.89% 12/2/16	15,000,000	14,985,222
0.91% 12/13/16	15,000,000	14,981,162
0.91% 12/19/16	15,000,000	14,978,766
Atlantic Asset Securitization Corp.:
0.72% 10/11/16	10,000,000	9,998,533
0.75% 10/17/16	20,000,000	19,995,184
0.8% 10/13/16	10,000,000	9,998,231
0.9% 11/1/16	10,000,000	9,994,836
1% 11/8/16	15,000,000	14,989,958
Australia & New Zealand Banking Group Ltd. yankee 0.65% 10/26/16	1,471,000	1,470,356
Bank of Montreal yankee:
0.64% 10/11/16	15,000,000	14,997,933
0.9% 12/21/16	15,000,000	14,972,598
Bank of Montreal Chicago yankee:
0.7% 10/21/16	20,000,000	19,994,342
0.8% 11/30/16	10,000,000	9,988,783
0.98% 1/18/17	10,000,000	9,972,500
Bank of Nova Scotia:
0.9193% 11/7/16 (a)	5,000,000	5,002,050
0.9257% 1/6/17 (a)	15,000,000	15,005,100
0.9462% 11/21/16 (a)	15,000,000	15,007,395
1.0074% 2/17/17 (a)	15,000,000	15,003,180
1.1129% 3/28/17 (a)	15,000,000	14,998,005
1.1553% 3/24/17 (a)	10,000,000	10,001,890
BNP Paribas New York Branch yankee:
0.3% 10/3/16	6,920,000	6,919,790
0.73% 10/3/16	15,000,000	14,999,546
0.84% 11/16/16	10,000,000	9,992,571
0.86% 11/14/16	10,000,000	9,993,000
0.92% 10/31/16	10,000,000	9,995,738
0.98% 12/9/16	10,000,000	9,986,194
BPCE SA yankee:
0.7% 10/31/16	15,000,000	14,993,723
0.9% 11/14/16	15,000,000	14,990,045
1% 12/21/16	15,000,000	14,971,472
1.01% 11/1/16	7,000,000	6,996,957
Caisse centrale Desjardins yankee:
0.85% 11/4/16	17,000,000	16,992,117
0.85% 12/13/16	15,000,000	14,981,162
1.02% 1/11/17	15,000,000	14,969,702
1.02% 1/12/17	15,000,000	14,969,321
Caisse d'Amort de la Dette Sociale yankee 0.47% 10/3/16 (b)	25,000,000	24,998,898
Canadian Imperial Holdings, Inc.:
yankee:
0.85% 10/14/16	16,000,000	15,997,355
1.1463% 2/23/17 (a)	15,000,000	15,008,205
0.8566% 12/8/16 (a)	20,000,000	20,007,360
1.0977% 3/14/17 (a)	15,000,000	15,001,530
Commonwealth Bank of Australia:
0.8538% 10/4/16 (a)	15,000,000	15,000,720
0.8766% 11/8/16 (a)	15,000,000	15,005,565
0.9632% 2/9/17 (a)	10,000,000	10,001,180
Credit Agricole CIB yankee:
0.42% 10/6/16	26,380,000	26,378,350
0.71% 10/3/16	15,000,000	14,999,549
0.73% 10/25/16	20,000,000	19,993,862
0.92% 11/15/16	15,000,000	14,990,052
Credit Suisse AG:
yankee:
0.84% 10/12/16	15,000,000	14,997,971
0.97% 12/9/16	15,000,000	14,979,291
1% 12/8/16	15,000,000	14,979,818
0.9632% 12/1/16 (a)	15,000,000	15,008,370
1.0077% 12/14/16 (a)	10,000,000	10,006,400
Gotham Funding Corp. yankee:
0.62% 10/3/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	15,000,000	14,999,450
0.8% 11/22/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	11,584,000	11,572,011
1% 12/12/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	15,000,000	14,974,815
1.03% 12/19/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	5,000,000	4,990,334
1.03% 12/20/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	7,000,000	6,986,203
1.03% 12/20/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	3,000,000	2,994,087
J.P. Morgan Securities, LLC:
0.65% 10/28/16	18,400,000	18,393,332
0.67% 11/4/16	15,000,000	14,993,045
0.83% 11/15/16	7,000,000	6,995,582
0.8977% 10/14/16 (a)	10,000,000	10,001,930
1.03% 2/1/17	15,000,000	14,961,198
Liberty Street Funding LLC:
0.7% 10/6/16 (Liquidity Facility Bank of Nova Scotia)	15,000,000	14,998,863
0.88% 12/27/16 (Liquidity Facility Bank of Nova Scotia)	15,000,000	14,966,340
0.95% 12/20/16 (Liquidity Facility Bank of Nova Scotia)	10,000,000	9,980,290
Manhattan Asset Funding Co. LLC yankee:
0.9% 10/20/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	10,000,000	9,997,083
0.94% 11/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	15,000,000	14,990,294
0.98% 11/23/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	15,000,000	14,984,025
Mitsubishi UFJ Trust & Banking Corp. yankee:
0.75% 10/13/16	10,000,000	9,998,451
0.75% 10/14/16	20,000,000	19,996,616
0.88% 11/1/16	15,000,000	14,992,920
Mizuho Corporate Bank Ltd. 0.75% 10/24/16	15,000,000	14,995,500
National Australia Bank Ltd. 0.8457% 10/6/16 (a)	15,000,000	15,001,125
Nordea Bank AB:
0.825% 10/25/16	15,000,000	14,995,136
0.86% 12/8/16	15,000,000	14,980,853
0.87% 12/27/16	15,000,000	14,972,793
0.88% 12/15/16	10,000,000	9,985,349
Ontario Teachers' Finance Trust:
yankee:
0.91% 11/9/16	15,000,000	14,988,617
0.95% 12/16/16	8,000,000	7,985,901
0.99% 12/5/16	15,000,000	14,978,660
1.0577% 2/14/17 (a)	15,000,000	15,005,430
1.1344% 3/31/17 (a)	15,000,000	14,999,850
PSP Capital, Inc. yankee:
0.68% 11/15/16 (b)	10,000,000	9,994,071
0.68% 11/15/16 (b)	15,000,000	14,991,107
0.7% 11/10/16 (b)	4,000,000	3,997,927
Rabobank Nederland New York Branch yankee:
0.88% 12/5/16	15,000,000	14,980,916
0.88% 12/19/16	15,000,000	14,973,434
0.88% 12/23/16	10,000,000	9,980,956
0.92% 12/22/16	15,000,000	14,971,677
Skandinaviska Enskilda Banken AB yankee:
0.79% 11/22/16	15,000,000	14,991,498
0.79% 11/28/16	15,000,000	14,990,438
Sumitomo Mitsui Banking Corp. yankee:
0.8% 10/21/16	10,000,000	9,997,387
0.8% 10/24/16	10,000,000	9,996,920
Svenska Handelsbanken AB yankee:
0.64% 10/11/16	15,000,000	14,997,924
0.76% 11/7/16	20,000,000	19,988,726
0.81% 11/23/16	15,000,000	14,986,905
0.85% 11/18/16	6,399,000	6,394,062
0.95% 1/3/17	15,000,000	14,965,563
Swedbank AB yankee:
0.79% 11/15/16	15,000,000	14,992,026
0.82% 12/1/16	20,000,000	19,984,466
0.84% 12/5/16	10,000,000	9,990,980
0.84% 12/7/16	10,000,000	9,990,310
0.88% 12/14/16	10,000,000	9,987,813
Toronto Dominion Holdings (U.S.A.) yankee:
0.65% 10/7/16	15,000,000	14,998,922
0.85% 12/5/16	10,000,000	9,987,937
0.85% 12/12/16	15,000,000	14,977,917
0.85% 1/17/17	15,000,000	14,957,264
0.92% 1/17/17	15,000,000	14,957,264
Toyota Motor Credit Corp.:
0.8769% 11/9/16 (a)	20,000,000	20,007,360
0.88% 12/21/16	15,000,000	14,976,084
0.9849% 2/24/17 (a)	15,000,000	14,999,280
1.0457% 3/31/17 (a)	15,000,000	14,992,830
Westpac Banking Corp.:
yankee 0.88% 12/19/16	15,000,000	14,973,666
0.9666% 3/8/17 (a)	15,000,000	14,995,470
1.1132% 3/9/17 (a)	15,000,000	15,005,130
TOTAL COMMERCIAL PAPER
(Cost $1,578,659,926)		1,579,064,193
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $1,588,659,692)		1,589,069,463
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(7,036,810)
NET ASSETS - 100%		$1,582,032,653

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,982,003 or 3.4% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations and Commercial paper are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $1,588,659,692. Net unrealized appreciation aggregated $409,771, of which $432,593 related to appreciated investment securities and $22,822 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the North Carolina Capital Management Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016